Summary of Chucapaca's Assets and Liabilities Sold (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest	$ 96.6	$ 103.8
Profit on disposal	78.0	17.8	27.6
Chucapaca
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets disposed of	8.7
Noncontrolling interest	0.5
Cash received	81.0
Profit on disposal	$ 72.8